Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000007083 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007083 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007083 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000007083 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000007083 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000007083 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000007083 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007083 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007083 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007083 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007083 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007083 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007084 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007084 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000007084 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000007084 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000007084 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000007084 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000007084 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000007084 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000007084 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007084 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007084 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000007084 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000007086 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007086 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000007086 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007086 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007086 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000007086 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000007086 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000007086 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000007086 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007086 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007086 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%